Note 9 - Debt, Credit Facility and Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Line of Credit Facility [Abstract]
Schedule of Long-term Debt

The following tables summarize our long-term debt balances as of March 31, 2026 and December 31, 2025 (in thousands):

March 31, 2026
Senior Notes
Principal	$263,000
Unamortized discount and issuance costs	(927)
Long-term debt	$262,073

December 31, 2025
Senior Notes
Principal	$263,000
Unamortized discount/premium and issuance costs	(1,053)
Total debt	$261,947
The following tables summarize our current and long-term debt balances, including principal amounts outstanding under the Credit Agreement, as of December 31, 2025 and 2024 (in thousands):

December 31, 2025
Senior Notes
Principal	$263,000
Unamortized discount and issuance costs	(1,053)
Long-term debt	261,947

	December 31, 2024
	Senior Notes	IQ Notes	Credit Agreement	Total
Principal	$475,000	$33,525	$23,000	$531,525
Unamortized discount/premium and issuance costs	(2,816)	92		(2,724)
Total debt	$472,184	$33,617	$23,000	$528,801
Less: current debt	—	(33,617)	—	(33,617)
Long-term debt	$472,184	$—	$23,000	$495,184

Scheduled of Annual Future Payments, Including Interest

The following table summarizes the scheduled annual future payments, including interest, for the Senior Notes as of December 31, 2025 (in thousands).

Senior Notes
2026	$19,068
2027	19,068
2028	265,403
Total	$303,539

Schedule of Annual Maturities of Finance Lease Commitments, Including Interest

At December 31, 2025, the annual maturities of finance lease commitments, including interest, were (in thousands):

Twelve-month period ending December 31,
2026	$4,468
2027	1,247
Total	5,715
Less: effect of interest	(229)
Net finance lease obligation	$5,486

Schedule of Annual Maturities of Undiscounted Operating Lease Payments

At December 31, 2025, the annual maturities of undiscounted operating lease payments, including assumed extensions beyond the current lease terms, were (in thousands):

Twelve-month period ending December 31,
2026	$1,501
2027	1,485
2028	1,489
2029	1,494
2030	1,127
More than 5 years	5,060
Total	12,156
Less: effect of discounting	(2,862)
Operating lease liability	$9,294